Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Interim dividends, paid per share		$ 0.20	$ 0.56
Proposed dividends, per share	$ 0.44	$ 0.24	$ 0.70